Share Capital and Other Components of Equity - Summary of Share Based Compensation of Share Warrants Outstanding (Detail)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Exercise price | $ / shares	$ 5.49
Warrants outstanding and exercisable | shares	9,119,330
Expiry Period One [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	120 days
Exercise price | $ / shares	$ 0.7572
Warrants outstanding and exercisable | shares	243,421
Expiry Period Two [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	120 days
Exercise price | $ / shares	$ 0.7572
Warrants outstanding and exercisable | shares	137,500
Expiry Period Three [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	120 days
Exercise price | $ / shares	$ 0.4984
Warrants outstanding and exercisable | shares	315,500
Expiry Period Four [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Jan. 04, 2024
Exercise price | $ / shares	$ 5.5993
Remaining contractual life	3 days
Warrants outstanding and exercisable | shares	239,080
Expiry Period Five [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Jan. 04, 2024
Exercise price | $ / shares	$ 7.1991
Remaining contractual life	3 days
Warrants outstanding and exercisable | shares	39,846
Expiry Period Six [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Jan. 08, 2024
Exercise price | $ / shares	$ 5.5993
Remaining contractual life	7 days
Warrants outstanding and exercisable | shares	31,877
Expiry Period Seven [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Mar. 09, 2026
Exercise price | $ / shares	$ 11.2
Remaining contractual life	2 years 2 months 8 days
Warrants outstanding and exercisable | shares	2,826,274
Expiry Period Eight [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Apr. 20, 2026
Exercise price | $ / shares	$ 3
Remaining contractual life	2 years 3 months 18 days
Warrants outstanding and exercisable | shares	5,196,550
Expiry Period Nine [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Apr. 20, 2026
Exercise price | $ / shares	$ 2.05
Remaining contractual life	2 years 3 months 18 days
Warrants outstanding and exercisable | shares	50,054
Expiry Period Ten [Member]
Schedule Of Share Based Compensation of Share Warrants Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Apr. 29, 2026
Exercise price | $ / shares	$ 11.2
Remaining contractual life	2 years 3 months 29 days
Warrants outstanding and exercisable | shares	39,228